LEASES	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Leases
LEASES

6. LEASES

All of the Company’s right-of-use assets are operating leases related to its office premises. Details of the Company’s right-of-use assets and lease liabilities are as follows:

	December 31, 2022	September 30, 2022

Right-of-use assets	$212,486	$240,796

Lease liabilities
Balance, beginning of the year	$244,906	$78,949
Addition	-	220,368
Liability accretion	7,088	9,042
Lease payments	(33,530)	(63,453)

Balance, end of the year	$218,464	$244,906
Current lease liabilities	$91,665	$104,224
Long-term lease liabilities	$126,799	$140,682

The following table presents the Company’s total lease cost.

	Three months ended December 31, 2022	Three months ended December 31, 2021

Operating lease cost	$35,398	$13,961
Variable lease expense	7,175	7,557
Sublease income	(10,004)	(4,868)
Rent subsidy	-	(1,674)

Net lease cost	$32,569	$14,976

As of December 31, 2022, maturities of the Company’s operating lease liabilities are as follows:

Year
2023	$77,294
2024	82,190
2025	84,664
2026	14,180
Total lease payments	258,328
Less: imputed interest	(39,864)
Total lease liabilities	$218,464

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

THREE MONTHS ENDED DECEMBER 31, 2022

(UNAUDITED)

7. LEASES

All of the Company’s right-of-use assets are operating leases related to its office premises. Details of the Company’s right-of-use assets and lease liabilities are as follows:

	2022	2021

Right-of-use assets	$240,796	$72,539

Lease liabilities
Balance, beginning of the year	$78,949	$53,128
Addition	220,368	57,357
Interest expense	9,042	9,812
Lease payments	(63,453)	(43,932)
Foreign exchange movement	-	2,584

Balance, end of the year	$244,906	$78,949
Current lease liabilities	$104,224	$51,963
Long-term lease liabilities	$140,682	$26,986

The following table presents the Company’s total lease cost.

	2022	2021

Amortization of right-of-use assets	$52,111	$37,129
Interest on lease liabilities	9,042	9,812
Variable lease expense	36,216	16,564
Sublease income	(36,633)	(10,191)
Rent subsidy	(1,644)	(9,169)

Net lease cost	$59,092	$44,145

As of September 30, 2022, maturities of the Company’s operating lease liabilities are as follows:

Year
2023	$110,593
2024	82,190
2025	84,664
2026	14,180
Total lease payments	291,627
Less: imputed interest	(46,721)
Total lease liabilities	$244,906

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2022 AND 2021